Nota 28 Profit attributable to non-controlling interests (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	€ 261	€ 266
BBVA Garanti [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(64)	(92)
Peru BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(128)	(129)
Argentina BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(61)	(46)
Colombia BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	0	3
Venezuela BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(5)	(13)
Other entities BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	€ (3)	€ 11